OTHER RECEIVABLES - Additional Information (Details) $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2010 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other receivables	¥ 4,400,000	$ 680	¥ 4,400,000	$ 650	¥ 10,500,000
Wenzhou Zhenglong Ecommerce Co. Ltd | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for disposal of subsidiary			4,500,000
Other receivables	¥ 4,500,000	$ 700	¥ 4,500,000	$ 660